Restructuring and Other - Severance Liability Rollforward (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Beginning balance		$ 3.7	$ 3.7	$ 0.8	$ 3.9
Accruals			27.5	10.8	2.8
Severance payments			(11.9)	(7.9)	(5.9)
Ending Balance			19.3	3.7	0.8
Severance liability
Restructuring and Other Severance Liability
Beginning balance	$ 19.3	3.7	3.7
Accruals	19.9	24.3
Severance payments	(16.0)	(5.4)
Ending balance	23.2	22.6	19.3	3.7
Starz Business of Lions Gate Entertainment Corp
Restructuring Cost and Reserve [Line Items]
Beginning balance	1.6	2.2	2.2	0.7	1.8
Accruals	1.4	4.5	5.4	4.2	1.8
Severance payments	(1.5)	(3.0)	(6.0)	(2.7)	(2.9)
Ending Balance	$ 1.5	$ 3.7	$ 1.6	$ 2.2	$ 0.7